FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04471

Value Line Aggressive Income Trust

7 Times Square, New York, N.Y. 10036
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of Fiscal year-end: January 31

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record:
 ******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04471
Reporting Period: 07/01/2011 - 06/30/2012
Value Line Aggressive Income Trust

====================== Value Line Aggressive Income Trust ======================

FIRSTENERGY CORP.

Ticker:       FE             Security ID:  337932107
Meeting Date: MAY 15, 2012   Meeting Type: Annual
Record Date:  MAR 21, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul T. Addison          For       For          Management
1.2   Elect Director Anthony J. Alexander     For       For          Management
1.3   Elect Director Michael J. Anderson      For       For          Management
1.4   Elect Director Carol A. Cartwright      For       For          Management
1.5   Elect Director William T. Cottle        For       For          Management
1.6   Elect Director Robert B. Heisler, Jr.   For       For          Management
1.7   Elect DirectorJulia L. Johnson          For       For          Management
1.8   Elect DirectorTed J. Kleisner           For       For          Management
1.9   Elect Director Donald T. Misheff        For       For          Management
1.10  Elect Director Ernest J. Novak, Jr.     For       For          Management
1.11  Elect Director Christopher D. Pappas    For       For          Management
1.12  Elect Director Catherine A. Rein        For       For          Management
1.13  Elect Director George M. Smart          For       For          Management
1.14  Elect Director Wes M. Taylor            For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Report on Coal Combustion Waste Hazard  Against   For          Shareholder
      and Risk Mitigation Efforts
6     Report on Plans to Reduce Coal-Related  Against   Against      Shareholder
      Costs and Risks
7     Reduce Supermajority Vote Requirement   Against   For          Shareholder

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HOSPITALITY PROPERTIES TRUST

Ticker:       HPT            Security ID:  44106M102
Meeting Date: MAY 09, 2012   Meeting Type: Annual
Record Date:  FEB 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bruce M. Gans, M.D.      For       Against      Management
2     Elect Director Adam D. Portnoy          For       Against      Management
3     Approve Restricted Stock Plan           For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Auditors                         For       For          Management
6     Declassify the Board of Directors       Against   For          Shareholder

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Aggressive Income Trust
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: August 31, 2012